6. Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TradeAccountsReceivableLineItems [Line Items]
Gross accounts receivable	R$ 3,831,921	R$ 4,061,932
Provision for expected credit losses	(651,260)	(774,077)	R$ (686,928)
Current portion	3,051,834	3,184,780
Non-current portion	128,827	103,075
Trade accounts receivable	2,000,764	3,287,855
Billed services [member]
TradeAccountsReceivableLineItems [Line Items]
Gross accounts receivable	2,039,403	2,076,569
Unbilled services [member]
TradeAccountsReceivableLineItems [Line Items]
Gross accounts receivable	817,669	858,418
Network usage [member]
TradeAccountsReceivableLineItems [Line Items]
Gross accounts receivable	399,083	438,168
Sale of goods [member]
TradeAccountsReceivableLineItems [Line Items]
Gross accounts receivable	552,962	670,573
Contractual asset [member]
TradeAccountsReceivableLineItems [Line Items]
Gross accounts receivable	14,914	15,142
Other accounts receivable [member]
TradeAccountsReceivableLineItems [Line Items]
Gross accounts receivable	R$ 7,890	R$ 3,062